Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents (including restricted cash of $16 and $14, respectively)	$ 172	$ 393
Short-term investments	7	7
Accounts receivable (net of allowance for doubtful accounts of $14 and $16, respectively)	591	601
Inventories:
Finished and in-process goods	288	257
Raw materials and supplies	110	103
Other current assets	73	72
Total current assets	1,241	1,433
Investments in unconsolidated entities	48	45
Deferred Income Taxes	18	21
Other assets, net	110	134
Property and equipment
Land	89	88
Buildings	302	308
Machinery and equipment	2,419	2,427
Property, plant and equipment, gross	2,810	2,823
Less accumulated depreciation	(1,755)	(1,776)
Property, plant and equipment, net	1,055	1,047
Goodwill	119	112
Other intangible assets, net	81	82
Total assets	2,672	2,874
Current liabilities
Accounts and drafts payable	426	483
Debt payable within one year	99	109
Interest payable	82	83
Income taxes payable	12	12
Accrued payroll and incentive compensation	67	47
Other current liabilities	135	127
Total current liabilities	821	861
Long-term liabilities
Long-term debt	3,735	3,665
Long-term pension and post employment benefit obligations	278	234
Long-term deferred income taxes	19	21
Other long-term liabilities	171	163
Total liabilities	5,024	4,944
Deficit
Common stock—$0.01 par value; 300,000,000 shares authorized, 170,605,906 issued and 82,556,847 outstanding at December 31, 2014 and 2013	1	1
Paid-in capital	526	522
Treasury stock, at cost—88,049,059 shares	(296)	(296)
Accumulated other comprehensive income	(159)	(21)
Accumulated deficit	(2,423)	(2,275)
Total Momentive Specialty Chemicals Inc. shareholder’s deficit	(2,351)	(2,069)
Noncontrolling interest	(1)	(1)
Total deficit	(2,352)	(2,070)
Total liabilities and deficit	$ 2,672	$ 2,874